Share Based Payments (Details) - Schedule of Estimated the Fair Value of Warrants Using - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Estimated the Fair Value of Warrants Using [Abstract]
Outstanding beginning	$ 697	$ 697	$ 697
Exercised	(438)
Expired	(259)
Outstanding ending		$ 697	$ 697